Kennedy Capital ESG SMID Cap Fund
SCHEDULE OF INVESTMENTS
As of March 31, 2024 (Unaudited)

Number of Shares		Value
	COMMON STOCKS — 96.8%
	CONSUMER DISCRETIONARY — 10.3%
7,365	Brunswick Corp.	$710,870
1,506	Cavco Industries, Inc.*	600,984
6,923	Helen of Troy, Ltd.*,1	797,806
5,958	LKQ Corp.	318,217
6,082	Marriott Vacations Worldwide Corp.	655,214
1,316	Pool Corp.	531,006
16,907	Steven Madden Ltd.	714,828
1,697	TopBuild Corp.*	747,919
1,216	Ulta Beauty, Inc.*	635,822
1,502	Vail Resorts, Inc.	334,691
7,493	Wyndham Hotels & Resorts, Inc.	575,088
		6,622,445
	CONSUMER STAPLES — 1.0%
6,268	Post Holdings, Inc.*	666,163
	ENERGY — 1.7%
13,703	ChampionX Corp.	491,801
29,972	DMC Global, Inc.*	584,154
		1,075,955
	FINANCIALS — 14.1%
3,413	Assurant, Inc.	642,463
9,153	Brown & Brown, Inc.	801,254
7,237	Commerce Bancshares, Inc.	385,008
8,374	East West Bancorp, Inc.	662,467
3,353	Euronet Worldwide, Inc.*	368,595
1,418	FactSet Research Systems, Inc.	644,325
5,351	Globe Life, Inc.	622,696
2,740	Jack Henry & Associates, Inc.	476,020
2,333	LPL Financial Holdings, Inc.	616,379
7,058	Popular, Inc.[1]	621,739
7,140	SouthState Corp.	607,114
8,137	Stifel Financial Corp.	636,069
10,025	Voya Financial, Inc.	741,048
8,188	Western Alliance Bancorp	525,588
6,830	Wintrust Financial Corp.	712,984
		9,063,749
	HEALTH CARE — 15.9%
43,257	AdaptHealth Corp.*	497,888
11,618	AtriCure, Inc.*	353,419
12,358	Avantor, Inc.*	315,994
3,607	Axsome Therapeutics, Inc.*	287,839
3,291	Charles River Laboratories International, Inc.*	891,696

Kennedy Capital ESG SMID Cap Fund
SCHEDULE OF INVESTMENTS - Continued
As of March 31, 2024 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	HEALTH CARE (Continued)
1,296	Chemed Corp.	$831,941
9,552	Encompass Health Corp.	788,804
12,220	Enovis Corp.*	763,139
18,602	Evolent Health, Inc. - Class A*	609,960
10,086	Globus Medical, Inc., Class A*	541,013
8,142	Halozyme Therapeutics, Inc.*	331,217
38,754	Health Catalyst, Inc.*	291,818
1,902	ICON PLC*,1	638,977
4,149	ICU Medical, Inc.*	445,271
1,414	Inspire Medical Systems, Inc.*	303,713
10,441	Ionis Pharmaceuticals, Inc.*	452,617
10,134	LivaNova PLC*,1	566,896
3,155	Neurocrine Biosciences, Inc.*	435,138
10,895	Scholar Rock Holding Corp.*	193,495
21,410	Silk Road Medical, Inc.*	392,231
17,561	Zimvie, Inc.*	289,581
		10,222,647
	INDUSTRIALS — 26.3%
6,869	Albany International Corp. - Class A	642,320
9,458	Arcosa, Inc.	812,064
24,952	Atmus Filtration Technologies, Inc.*	804,702
17,643	Barnes Group, Inc.	655,437
1,844	CACI International, Inc. - Class A*	698,562
2,062	Carlisle Cos., Inc.	807,995
2,615	Casella Waste Systems, Inc. - Class A*	258,545
2,991	Chart Industries, Inc.*	492,678
4,248	Crane Co.	574,032
26,827	Enerpac Tool Group Corp. - Class A	956,651
4,304	ESCO Technologies, Inc.	460,743
45,549	Gates Industrial Corp. PLC*,1	806,673
8,733	Hexcel Corp.	636,199
2,278	IDEX Corp.	555,878
14,634	Leonardo DRS, Inc.*	323,265
3,868	Middleby Corp.*	621,936
4,211	MSA Safety, Inc.	815,207
2,847	Nordson Corp.	781,615
1,715	Paylocity Holding Corp.*	294,740
5,832	Regal Rexnord Corp.	1,050,343
6,605	SPX Technologies, Inc.*	813,274
5,205	Tetra Tech, Inc.	961,416
23,429	Thermon Group Holdings, Inc.*	766,597
7,114	Trex Co., Inc.*	709,621
4,220	Vicor Corp*	161,373

Kennedy Capital ESG SMID Cap Fund
SCHEDULE OF INVESTMENTS - Continued
As of March 31, 2024 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	INDUSTRIALS (Continued)
14,340	Zurn Elkay Water Solutions Corp.	$479,960
		16,941,826
	INFORMATION TECHNOLOGY — 14.8%
12,875	Allegro MicroSystems, Inc.*	347,110
6,763	Blackbaud, Inc.*	501,409
9,706	Coherent Corp.*	588,378
3,295	CyberArk Software Ltd.*,1	875,251
10,148	Descartes Systems Group, Inc.*,1	928,846
13,465	Everbridge, Inc.*	468,986
2,268	F5, Inc.*	429,990
2,407	Fabrinet*,1	454,971
1,939	Manhattan Associates, Inc.*	485,196
4,894	OSI Systems, Inc.*	698,961
6,202	Silicon Motion Technology Corp. ADR	477,182
7,692	TD SYNNEX Corp.	869,965
2,558	Teledyne Technologies, Inc.*	1,098,201
3,297	Teradyne, Inc.	372,000
11,324	Trimble, Inc.*	728,813
6,444	Vishay Precision Group, Inc.*	227,667
		9,552,926
	MATERIALS — 4.4%
15,284	Avient Corp.	663,326
4,959	Crown Holdings, Inc.	393,050
3,692	Knife River Corp.*	299,347
3,114	Reliance, Inc.	1,040,637
3,702	RPM International, Inc.	440,353
		2,836,713
	REAL ESTATE — 6.3%
10,903	Cousins Properties, Inc. - REIT	262,108
3,203	EastGroup Properties, Inc. - REIT	575,803
19,659	Independence Realty Trust, Inc. - REIT	317,100
2,512	Jones Lang LaSalle, Inc.*	490,066
19,278	Kite Realty Group Trust - REIT	417,947
32,709	Macerich Co. - REIT	563,576
9,349	Rexford Industrial Realty, Inc. - REIT	470,255
3,998	Sun Communities, Inc. - REIT	514,063
31,931	Xenia Hotels & Resorts, Inc. - REIT	479,284
		4,090,202
	UTILITIES — 2.0%
33,527	Atlantica Sustainable Infrastructure PLC[1]	619,579

Kennedy Capital ESG SMID Cap Fund
SCHEDULE OF INVESTMENTS - Continued
As of March 31, 2024 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	UTILITIES (Continued)
17,887	Essential Utilities, Inc.	$662,713
		1,282,292
	TOTAL COMMON STOCKS
	(Cost $52,011,609)	62,354,918

Principal Amount
	SHORT-TERM INVESTMENTS — 4.0%
$2,604,237	Goldman Sachs FS Government Fund - Institutional Class, 5.13%[2]	2,604,237
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $2,604,237)	2,604,237
	TOTAL INVESTMENTS — 100.8%
	(Cost $54,615,846)	64,959,155
	Liabilities in Excess of Other Assets — (0.8)%	(545,683)
	NET ASSETS — 100.0%	$64,413,472

PLC – Public Limited Company
ADR – American Depository Receipt
REIT – Real Estate Investment Trusts

*	Non-income producing security.
[1]	Foreign security denominated in U.S. Dollars.
[2]	The rate is the annualized seven-day yield at period end.